VARIABLE INTEREST ENTITIES ("VIEs") (Tables)	9 Months Ended
Sep. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Sale Leaseback Transactions
The following table gives a summary of the sale and leaseback arrangement, including repurchase options and obligation as of September 30, 2020:

Vessel	Effective from	Sales value (in $ millions)	Subsequent repurchase option (in $ millions)	Subsequent repurchase option date	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Eskimo	November 2015	285.0	202.0	November 2020	128.3	November 2025

Summary of Payment Obligations Under the Bareboat Charter
A summary of our payment obligations under the bareboat charter with Eskimo SPV as of September 30, 2020 is shown below:

(in thousands of $)	2020(1)	2021	2022	2023	2024	After 2024
Golar Eskimo*	5,041	19,749	19,284	18,849	18,511	15,152

(1) For the three months ending December 31, 2020.
*This payment obligation table above includes variable rental payments due under the lease based on an assumed LIBOR plus margin, but excludes the repurchase obligation at the end of the lease term.
Schedule of Variable Interest Entities
The most significant impact of Eskimo SPV’s liabilities on our condensed consolidated balance sheet is as follows:

(in thousands of $)	September 30, 2020	December 31, 2019
Liabilities
Short-term debt	11,097	11,436
Long-term debt	156,352	169,395
The following table summarizes the financial information of Hilli LLC shown on a 100% basis as of September 30, 2020 and December 31, 2019:

(in thousands of $)	Balance at September 30, 2020	Balance at December 31, 2019
Balance sheet
Current assets	59,900	54,000
Non-current assets	1,223,490	1,300,065
Current liabilities	(39,423)	(45,106)
Non-current liabilities	(865,580)	(924,578)

*The summarized financial information of Hilli LLC excludes the Hilli LLC lessor VIE's financial information.